Leases - Summary of Reconciliation Between Gross Investment of Financial Leases and the Current Value of the Minimum Payments Receivables (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessor [line items]
Total gross investment	$ 118,562	$ 312,495
Current value of minimum payments	161,573	392,488
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Total gross investment	80,408	214,710
Current value of minimum payments	102,282	263,150
From 1 to 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Total gross investment	38,154	97,785
Current value of minimum payments	$ 59,291	$ 129,338